FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 494,988	£ 484,858
Before Allowance for Impairment Losses [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	498,247	488,008
Allowance for credit losses [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	(3,259)	(3,150)
0000 to 0999 Agriculture, Forestry, and Fishing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,558	7,314
Energy and water supply [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,432	1,517
2000 to 3999 Manufacturing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	6,093	8,260
230000 to 239999 Construction [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,285	4,684
Transport, distribution and hotels [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	13,016	14,113
Postal and telecommunications [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,923	2,711
Property companies [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	27,596	28,451
Financial, business and other services [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	89,763	77,505
Mortgages [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	299,141	297,498
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	29,272	28,699
Gross and Lease Financing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,671	1,822
Hire purchase [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 16,497	£ 15,434